LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Operating lease expenses	$ 785	$ 775	$ 800
Variable payments as CPI	102	79	61
Cash paid for amounts included in measurement of lease liabilities	$ 785	$ 761	$ 852